ACCOUNTS RECEIVABLE, NET (Details Narrative) - SGD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Credit Loss [Abstract]
Allowance for doubtful accounts for the period		$ 209,745